Organization and principal activities - Long-term loan from a related party (Details) - Shenzhen Fangdd Network Technology Ltd - Related Party Loan From Fangdd Information	Dec. 31, 2019
Variable Interest Entity [Line Items]
Term of debt	3 years
Annual interest rate (as a percent)	0.50%